Document And Entity Information	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Entity Central Index Key	0002027722
Document Type	F-1
Entity Registrant Name	Grande Group Ltd/HK
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Suite 2701
Entity Address, Address Line Two	27/F., Tower 1
Entity Address, Address Line Three	Admiralty Center, 18 Harcourt Road
Entity Address, City or Town	Admiralty
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3890 3601
Entity Primary SIC Number	6199
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Address, Postal Zip Code	00000
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Contact Personnel Name	Cogency Global Inc.
City Area Code	(212)
Local Phone Number	947-7200
Entity Address, Postal Zip Code	10168